Commitments and Contingencies - Schedule of future minimum operating lease payments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 5,397	$ 7,009
2015	6,721	6,599
2016	5,762	5,640
2017	5,546	5,425
2018	5,003	4,881
Thereafter	7,434	7,420
Operating Leases, Future Minimum Payments Due, Total	$ 35,863	$ 36,974